Income Taxes (Tax Carryforwards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits Employee Benefits	$ 747	$ 1,168
Deferred Tax Assets Other Asset Basis Differences	365	119
Deferred Tax Assets Other Liability Basis Differences	1,187	1,052
Deferred Tax Assets Operating Loss Carryforwards	386	382
Deferred Tax Assets Tax Credit Carryforwards Other	1,184	1,107
Deferred Tax Assets Valuation Allowance	(669)	(618)
Deferred Tax Assets, Net	3,200	3,210
Deferred Tax Liabilities Tax Deferred Expense Compensation and Benefits Employee Benefits	(992)	(2,238)
Deferred Tax Liabilities Other Asset Basis Differences	4,649	4,440
Deferred Tax Liabilities Other	(178)	(195)
Deferred Tax Liabilities Operating Loss Carryforwards	(346)	(409)
Deferred Tax Liabilities Tax Credit Carryforwards Other	(68)	(80)
Deferred Tax Liabilities Valuation Allowance	273	286
Deferred Tax Liabilities	3,338	1,804
Operating Loss Carryforwards	3,890
Tax Credit Carryforward Amount	1,251
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	536
Tax Credit Carryforward Amount	43
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	315
Tax Credit Carryforward Amount	16
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	794
Tax Credit Carryforward Amount	311
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	2,245
Tax Credit Carryforward Amount	$ 881